Distribution Date:	10/20/25	JPMCC Commercial Mortgage Securities Trust 2015-JP1
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-JP1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Liat Heller		liat.heller@rialtocapital.com
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	15
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20-21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24-27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590KAA2	1.949000%	26,534,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590KAB0	3.143800%	138,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590KAC8	3.802900%	34,912,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590KAD6	3.649800%	120,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46590KAE4	3.914000%	196,971,000.00	176,177,971.11	44,278,543.82	574,633.82	0.00	0.00	44,853,177.64	131,899,427.29	59.73%	30.00%
A-SB	46590KAF1	3.732600%	43,021,000.00	796,970.76	796,970.76	2,478.98	0.00	0.00	799,449.74	0.00	0.00%	30.00%
A-S	46590KAG9	4.118700%	30,969,000.00	30,969,000.00	0.00	106,293.35	0.00	0.00	106,293.35	30,969,000.00	50.28%	26.13%
B	46590KAH7	4.621700%	40,960,000.00	40,960,000.00	0.00	157,754.03	0.00	0.00	157,754.03	40,960,000.00	37.77%	21.00%
C	46590KAK0	4.741175%	45,955,000.00	45,955,000.00	0.00	181,567.23	0.00	0.00	181,567.23	45,955,000.00	23.74%	15.25%
D	46590KAL8	4.241175%	27,973,000.00	27,973,000.00	0.00	98,865.31	0.00	0.00	98,865.31	27,973,000.00	15.20%	11.75%
E	46590KBA1	4.241175%	21,979,000.00	21,979,000.00	0.00	77,680.65	0.00	0.00	77,680.65	21,979,000.00	8.49%	9.00%
F	46590KAS3	4.741175%	17,982,000.00	17,982,000.00	0.00	71,046.50	0.00	0.00	71,046.50	17,982,000.00	3.00%	6.75%
G*	46590KAU8	4.741175%	9,990,000.00	9,822,014.07	0.00	56,950.74	0.00	0.00	56,950.74	9,822,014.07	0.00%	5.50%
NR	46590KAW4	4.741175%	43,957,440.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46590KBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			799,219,440.00	372,614,955.94	45,075,514.58	1,327,270.61	0.00	0.00	46,402,785.19	327,539,441.36

X-A	46590KAN4	0.797384%	590,423,000.00	207,943,941.87	0.00	138,175.96	0.00	0.00	138,175.96	162,868,427.29
X-B	46590KAP9	0.119475%	40,960,000.00	40,960,000.00	0.00	4,078.06	0.00	0.00	4,078.06	40,960,000.00
X-C	46590KAQ7	0.000000%	45,955,000.00	45,955,000.00	0.00	0.00	0.00	0.00	0.00	45,955,000.00
X-D	46590KAR5	0.500000%	27,973,000.00	27,973,000.00	0.00	11,655.42	0.00	0.00	11,655.42	27,973,000.00
X-E	46590KAY0	0.500000%	21,979,000.00	21,979,000.00	0.00	9,157.92	0.00	0.00	9,157.92	21,979,000.00
Notional SubTotal			727,290,000.00	344,810,941.87	0.00	163,067.36	0.00	0.00	163,067.36	299,735,427.29

Deal Distribution Total					45,075,514.58	1,490,337.97	0.00	0.00	46,565,852.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590KAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590KAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590KAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590KAD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46590KAE4	894.43609014	224.79727381	2.91735240	0.00000000	0.00000000	0.00000000	0.00000000	227.71462621	669.63881632
A-SB	46590KAF1	18.52515655	18.52515655	0.05762256	0.00000000	0.00000000	0.00000000	0.00000000	18.58277911	0.00000000
A-S	46590KAG9	1,000.00000000	0.00000000	3.43224999	0.00000000	0.00000000	0.00000000	0.00000000	3.43224999	1,000.00000000
B	46590KAH7	1,000.00000000	0.00000000	3.85141675	0.00000000	0.00000000	0.00000000	0.00000000	3.85141675	1,000.00000000
C	46590KAK0	1,000.00000000	0.00000000	3.95097878	0.00000000	0.00000000	0.00000000	0.00000000	3.95097878	1,000.00000000
D	46590KAL8	1,000.00000000	0.00000000	3.53431202	0.00000000	0.00000000	0.00000000	0.00000000	3.53431202	1,000.00000000
E	46590KBA1	1,000.00000000	0.00000000	3.53431230	0.00000000	0.00000000	0.00000000	0.00000000	3.53431230	1,000.00000000
F	46590KAS3	1,000.00000000	0.00000000	3.95097876	0.00000000	0.00000000	0.00000000	0.00000000	3.95097876	1,000.00000000
G	46590KAU8	983.18459159	0.00000000	5.70077477	(1.81623323)	3.70251552	0.00000000	0.00000000	5.70077477	983.18459159
NR	46590KAW4	0.00000000	0.00000000	0.00000000	0.00000000	52.85570179	0.00000000	0.00000000	0.00000000	0.00000000
R	46590KBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590KAN4	352.19485330	0.00000000	0.23402876	0.00000000	0.00000000	0.00000000	0.00000000	0.23402876	275.85041113
X-B	46590KAP9	1,000.00000000	0.00000000	0.09956201	0.00000000	0.00000000	0.00000000	0.00000000	0.09956201	1,000.00000000
X-C	46590KAQ7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590KAR5	1,000.00000000	0.00000000	0.41666679	0.00000000	0.00000000	0.00000000	0.00000000	0.41666679	1,000.00000000
X-E	46590KAY0	1,000.00000000	0.00000000	0.41666682	0.00000000	0.00000000	0.00000000	0.00000000	0.41666682	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	09/01/25 - 09/30/25	30	0.00	574,633.82	0.00	574,633.82	0.00	0.00	0.00	574,633.82	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	2,478.98	0.00	2,478.98	0.00	0.00	0.00	2,478.98	0.00
X-A	09/01/25 - 09/30/25	30	0.00	138,175.96	0.00	138,175.96	0.00	0.00	0.00	138,175.96	0.00
X-B	09/01/25 - 09/30/25	30	0.00	4,078.06	0.00	4,078.06	0.00	0.00	0.00	4,078.06	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/25 - 09/30/25	30	0.00	11,655.42	0.00	11,655.42	0.00	0.00	0.00	11,655.42	0.00
X-E	09/01/25 - 09/30/25	30	0.00	9,157.92	0.00	9,157.92	0.00	0.00	0.00	9,157.92	0.00
A-S	09/01/25 - 09/30/25	30	0.00	106,293.35	0.00	106,293.35	0.00	0.00	0.00	106,293.35	0.00
B	09/01/25 - 09/30/25	30	0.00	157,754.03	0.00	157,754.03	0.00	0.00	0.00	157,754.03	0.00
C	09/01/25 - 09/30/25	30	0.00	181,567.23	0.00	181,567.23	0.00	0.00	0.00	181,567.23	0.00
D	09/01/25 - 09/30/25	30	0.00	98,865.31	0.00	98,865.31	0.00	0.00	0.00	98,865.31	0.00
E	09/01/25 - 09/30/25	30	0.00	77,680.65	0.00	77,680.65	0.00	0.00	0.00	77,680.65	0.00
F	09/01/25 - 09/30/25	30	0.00	71,046.50	0.00	71,046.50	0.00	0.00	0.00	71,046.50	0.00
G	09/01/25 - 09/30/25	30	54,915.33	38,806.57	0.00	38,806.57	(18,144.17)	0.00	0.00	56,950.74	36,988.13
NR	N/A	N/A	2,314,257.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,323,401.34
Totals			2,369,173.09	1,472,193.80	0.00	1,472,193.80	(18,144.17)	0.00	0.00	1,490,337.97	2,360,389.47

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	46,565,852.55
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,480,614.91	Master Servicing Fee	4,617.33
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,118.84
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	155.26
ARD Interest	0.00	Operating Advisor Fee	978.11
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	341.56
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,480,614.91	Total Fees	8,421.11

Principal		Expenses/Reimbursements
Scheduled Principal	8,328,508.07	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	36,747,006.51	Special Servicing Fees (Monthly)	(18,144.17)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	45,075,514.58	Total Expenses/Reimbursements	(18,144.17)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,490,337.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	45,075,514.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	46,565,852.55
Total Funds Collected	46,556,129.49	Total Funds Distributed	46,556,129.49

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	372,614,955.94	372,614,955.94	Beginning Certificate Balance	372,614,955.94
(-) Scheduled Principal Collections	8,328,508.07	8,328,508.07	(-) Principal Distributions	45,075,514.58
(-) Unscheduled Principal Collections	36,747,006.51	36,747,006.51	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	327,539,441.36	327,539,441.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	372,614,955.87	372,614,955.87	Ending Certificate Balance	327,539,441.36
Ending Actual Collateral Balance	327,539,441.37	327,539,441.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	4	27,960,788.52	8.54%	2	4.8883	1.144665	1.35 or less	6	202,828,874.24	61.93%	1	4.8924	0.892343
10,000,000 to 19,999,999		4	48,598,198.67	14.84%	1	4.7037	1.974299	1.36 to 1.45	1	6,779,320.06	2.07%	2	4.8400	1.385800
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		2	75,980,454.17	23.20%	2	4.9631	0.484888	1.56 to 1.65	2	16,060,350.25	4.90%	2	4.9123	1.635793
	50,000,000 or greater	2	175,000,000.00	53.43%	1	4.7296	1.495471	1.66 to 1.80	1	14,315,896.81	4.37%	1	4.6800	1.752200
	Totals	12	327,539,441.36	100.00%	2	4.7934	1.302141	1.81 to 2.00	1	75,000,000.00	22.90%	2	4.5930	1.956100
								2.01 or greater	1	12,555,000.00	3.83%	1	4.3450	3.030800
								Totals	12	327,539,441.36	100.00%	2	4.7934	1.302141
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Georgia	1	8,546,051.21	2.61%	2	4.8400	0.743000
							Industrial	1	14,315,896.81	4.37%	1	4.6800	1.752200
Kentucky	1	12,555,000.00	3.83%	1	4.3450	3.030800
							Lodging	2	15,325,371.27	4.68%	2	4.8400	1.027349
Maryland	1	6,779,320.06	2.07%	2	4.8400	1.385800
							Mixed Use	1	34,693,795.80	10.59%	2	4.9310	(0.461200)
Michigan	1	7,938,582.72	2.42%	2	4.9600	1.097900
							Multi-Family	1	12,555,000.00	3.83%	1	4.3450	3.030800
Nebraska	1	11,363,515.72	3.47%	2	4.9070	1.647900
							Office	3	216,286,658.37	66.03%	2	4.7793	1.454321
New York	1	100,000,000.00	30.53%	1	4.8320	1.150000
							Retail	4	34,362,719.11	10.49%	2	4.9341	1.428077
Ohio	2	45,057,581.94	13.76%	2	4.9349	(0.042509)
							Totals	12	327,539,441.36	100.00%	2	4.7934	1.302141
Pennsylvania	1	41,286,658.37	12.61%	2	4.9900	1.279900

Texas	2	79,696,834.53	24.33%	2	4.6126	1.935497

Virginia	1	14,315,896.81	4.37%	1	4.6800	1.752200

Totals	12	327,539,441.36	100.00%	2	4.7934	1.302141

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.20000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	1	12,555,000.00	3.83%	1	4.3450	3.030800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	75,000,000.00	22.90%	2	4.5930	1.956100	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	1	14,315,896.81	4.37%	1	4.6800	1.752200	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	9	225,668,544.55	68.90%	2	4.8922	0.960077	49 months or greater	12	327,539,441.36	100.00%	2	4.7934	1.302141
	Totals	12	327,539,441.36	100.00%	2	4.7934	1.302141	Totals	12	327,539,441.36	100.00%	2	4.7934	1.302141
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	12	327,539,441.36	100.00%	2	4.7934	1.302141	Interest Only	3	187,555,000.00	57.26%	1	4.7038	1.598247
61 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	9	139,984,441.36	42.74%	2	4.9135	0.905411
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 324 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	327,539,441.36	100.00%	2	4.7934	1.302141	325 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	12	327,539,441.36	100.00%	2	4.7934	1.302141
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	11	320,760,121.30	97.93%	2	4.7925	1.300373			No outstanding loans in this group
	13 months to 24 months	1	6,779,320.06	2.07%	2	4.8400	1.385800
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	327,539,441.36	100.00%	2	4.7934	1.302141
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304961002	OF	New York	NY	Actual/360	4.832%	402,666.67	0.00	0.00	N/A	11/01/25	--	100,000,000.00	100,000,000.00	10/01/25
2	305180002	OF	Austin	TX	Actual/360	4.593%	287,062.50	0.00	0.00	N/A	12/01/25	--	75,000,000.00	75,000,000.00	10/01/25
3	695100605	OF	Pittsburgh	PA	Actual/360	4.990%	172,082.98	96,022.34	0.00	N/A	12/06/25	--	41,382,680.71	41,286,658.37	10/06/25
5	305180005	MU	Cleveland	OH	Actual/360	4.931%	142,929.54	89,301.25	0.00	N/A	12/01/25	--	34,783,097.05	34,693,795.80	10/01/25
18	883100539	IN	Gainesville	VA	Actual/360	4.680%	55,949.79	30,203.37	0.00	N/A	11/06/25	--	14,346,100.18	14,315,896.81	10/06/25
19	883100537	RT	Various	Various	Actual/360	4.503%	46,951.45	12,512,044.91	0.00	N/A	11/06/25	--	12,512,044.91	0.00	10/06/25
21	305180021	MF	Louisville	KY	Actual/360	4.345%	45,459.56	0.00	0.00	N/A	11/01/25	--	12,555,000.00	12,555,000.00	10/01/25
22	695100602	RT	Lincoln	NE	Actual/360	4.907%	46,544.14	18,787.59	0.00	N/A	12/06/25	--	11,382,303.31	11,363,515.72	10/06/25
23	883100530	RT	South Point	OH	Actual/360	4.948%	42,814.26	19,622.57	0.00	N/A	11/06/25	--	10,383,408.71	10,363,786.14	10/06/25
25	305180025	LO	McDonough	GA	Actual/360	4.840%	34,550.81	20,266.12	0.00	N/A	12/01/25	--	8,566,317.33	8,546,051.21	10/01/25
27	305180027	RT	Augusta	ME	Actual/360	4.520%	29,851.11	7,925,072.54	0.00	N/A	10/01/25	--	7,925,072.54	0.00	10/01/25
29	695100611	RT	Rochester Hills	MI	Actual/360	4.960%	32,883.96	17,214.13	0.00	N/A	12/06/25	--	7,955,796.85	7,938,582.72	10/06/25
30	695100610	LO	College Park	MD	Actual/360	4.840%	27,408.10	16,076.48	0.00	N/A	12/06/25	--	6,795,396.54	6,779,320.06	10/06/25
34	883100486	MF	Hawthorne	CA	Actual/360	4.645%	24,437.16	6,313,151.45	0.00	N/A	10/06/25	--	6,313,151.45	0.00	10/06/25
41	695100604	RT	Gainesville	TX	Actual/360	4.925%	19,321.80	11,016.30	0.00	N/A	12/06/25	--	4,707,850.83	4,696,834.53	10/06/25
44	883100495	MF	Hawthorne	CA	Actual/360	4.645%	15,529.42	4,011,905.23	0.00	N/A	10/06/25	--	4,011,905.23	0.00	10/06/25
45	883100474	MF	Wilmington	CA	Actual/360	4.645%	10,689.29	2,761,494.60	0.00	N/A	10/06/25	--	2,761,494.60	0.00	10/06/25
46	883100476	MF	Valley Village	CA	Actual/360	4.645%	10,657.75	2,753,348.07	0.00	N/A	10/06/25	--	2,753,348.07	0.00	10/06/25
47	883100519	MF	Fontana	CA	Actual/360	4.645%	10,358.20	2,675,960.96	0.00	N/A	10/06/25	--	2,675,960.96	0.00	10/06/25
48	883100498	MF	Long Beach	CA	Actual/360	4.645%	8,923.50	2,305,318.73	0.00	N/A	10/06/25	--	2,305,318.73	0.00	10/06/25
49	883100479	MF	Van Nuys	CA	Actual/360	4.645%	8,371.70	2,162,763.71	0.00	N/A	10/06/25	--	2,162,763.71	0.00	10/06/25
51	883100501	MF	North Hollywood	CA	Actual/360	4.645%	5,171.22	1,335,944.23	0.00	N/A	10/06/25	--	1,335,944.23	0.00	10/06/25
Totals							1,480,614.91	45,075,514.58	0.00				372,614,955.94	327,539,441.36
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,688,535.88	13,192,842.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,436,030.39	8,891,600.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,616,106.26	3,599,651.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,499,349.00	(983,394.00)	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,701,850.94	1,015,071.82	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,414,426.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,506,817.55	866,884.79	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,578,224.00	357,894.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,033,567.03	550,269.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	712,054.05	615,411.39	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	554,528.15	331,894.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,025,622.05	342,693.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	801,439.06	820,032.41	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	734,568.59	524,510.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	668,999.74	326,914.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	613,496.16	355,572.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	91,978.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	368,001.78	190,941.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	477,704.50	264,053.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	308,299.13	159,685.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	272,983.26	177,952.53	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	224,644.79	140,757.33	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	66,237,248.71	31,833,219.13				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 29

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
19	883100537	12,486,835.21	Payoff Prior to Maturity	0.00	0.00
34	883100486	6,297,649.98	Disposition	0.00	0.00
44	883100495	4,002,054.29	Disposition	0.00	0.00
45	883100474	2,754,713.96	Disposition	0.00	0.00
46	883100476	2,746,587.42	Disposition	0.00	0.00
47	883100519	2,669,390.33	Disposition	0.00	0.00
48	883100498	2,299,658.19	Disposition	0.00	0.00
49	883100479	2,157,453.21	Disposition	0.00	0.00
51	883100501	1,332,663.92	Disposition	0.00	0.00
Totals		36,747,006.51		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	9	36,747,006.51	4.793448%	4.632387%	2
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	52,618,346.59	4.768295%	4.607444%	2
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,102,853.84	4.754656%	4.670718%	3
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,988,827.29	4.755997%	4.716946%	4
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	16,392,555.93	4.753189%	4.714540%	5
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746635%	4.708662%	6
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746676%	4.708683%	7
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746714%	4.708703%	8
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746759%	4.708728%	9
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746796%	4.708747%	10
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746833%	4.708766%	11
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746873%	4.708786%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		327,539,441	327,539,441		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	327,539,441	327,539,441	0	0	0	0
Sep-25	372,614,956	372,614,956	0	0	0	0
Aug-25	427,803,103	427,803,103	0	0	0	0
Jul-25	465,707,408	465,707,408	0	0	0	0
Jun-25	488,858,172	488,858,172	0	0	0	0
May-25	505,879,693	505,879,693	0	0	0	0
Apr-25	506,548,191	506,548,191	0	0	0	0
Mar-25	507,171,841	507,171,841	0	0	0	0
Feb-25	507,919,808	507,919,808	0	0	0	0
Jan-25	508,537,838	508,537,838	0	0	0	0
Dec-24	509,153,335	509,153,335	0	0	0	0
Nov-24	509,808,852	509,808,852	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304961002	100,000,000.00	100,000,000.00	770,000,000.00	08/04/15	11,939,490.44	1.15000	06/30/25	11/01/25	I/O
2	305180002	75,000,000.00	75,000,000.00	272,250,000.00	11/30/15	8,039,853.52	1.95610	06/30/25	12/01/25	I/O
34	883100486	0.00	-	11,360,000.00	06/10/15	513,089.88	2.14110	06/30/24	10/06/25	239
44	883100495	0.00	-	6,690,000.00	06/10/15	348,322.15	2.28730	06/30/24	10/06/25	239
45	883100474	0.00	-	4,950,000.00	06/10/15	89,478.00	1.70720	03/31/25	10/06/25	239
46	883100476	0.00	-	5,275,000.00	06/17/15	187,191.79	1.79110	06/30/24	10/06/25	239
47	883100519	0.00	-	4,675,000.00	06/10/15	257,578.69	2.53580	06/30/24	10/06/25	239
48	883100498	0.00	-	5,450,000.00	06/10/15	155,285.72	1.77460	06/30/24	10/06/25	239
49	883100479	0.00	-	3,825,000.00	06/17/15	173,327.53	2.11130	06/30/24	10/06/25	239
51	883100501	0.00	-	2,525,000.00	06/17/15	138,257.33	2.72640	06/30/24	10/06/25	239
Totals		175,000,000.00	175,000,000.00	1,087,000,000.00		21,841,875.05

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304961002	OF	NY	08/15/25	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

2	305180002	OF	TX	07/30/25	13

The loan transferred to Special Servicing on 7/30/2025 due to borrower-declared imminent monetary default. Lender and borrower parties have executed a pre-negotiation letter and discussions remain ongoing between the parties with respect to

	settlement.

34	883100486	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent

	and lender's coun sel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

44	883100495	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent

	and lender's coun sel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

45	883100474	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent

	and lender's coun sel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

46	883100476	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent

	and lender's coun sel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
47	883100519	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's coun sel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

48	883100498	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's coun sel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

49	883100479	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's coun sel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

51	883100501	MF	CA	10/22/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. A demand notice with respect to implementation of cash management requirements has been sent and lender's coun sel is currently engaged in settlement discussions with the receiver, however, it has been indicated that the receiver intends on repaying the loan by its maturity date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	305180006	10/19/20	36,569,358.85	16,400,000.00	20,261,389.84	6,298,325.48	20,261,389.84	13,963,064.36	22,606,294.49	0.00	433,709.72	22,172,584.77	56.13%
9	305180009	10/18/21	18,201,235.06	15,000,000.00	10,156,471.31	2,278,827.89	10,156,471.31	7,877,643.42	10,323,591.64	0.00	608,027.37	9,715,564.27	48.57%
13	695100599	03/15/24	6,851,534.93	4,840,000.00	2,055,700.18	1,953,817.17	2,055,700.18	101,883.01	6,749,651.92	0.00	(10,173.98)	6,759,825.90	86.66%
14	695100600	03/15/24	5,094,730.35	4,600,000.00	3,527,134.31	175,485.12	3,527,134.31	3,351,649.19	1,743,081.16	0.00	50,891.04	1,692,190.12	29.17%
15	695100598	11/17/23	4,070,559.62	4,150,000.00	3,594,750.44	1,283,670.87	3,594,750.44	2,311,079.57	1,759,480.05	0.00	127,211.49	1,632,268.56	35.48%
34	883100486	10/20/25	6,313,151.45	11,360,000.00	6,770,293.99	108,553.46	6,770,293.99	6,661,740.53	0.00	0.00	0.00	0.00	0.00%
35	305180035	04/16/21	7,500,000.00	13,370,000.00	7,826,967.76	326,967.76	7,826,967.76	7,500,000.00	0.00	0.00	0.00	0.00	0.00%
40	305180040	08/17/21	5,915,654.84	10,000,000.00	4,574,381.86	294,401.84	4,574,381.86	4,279,980.02	1,635,674.82	0.00	40,490.02	1,595,184.80	24.54%
43	695100592	07/16/21	4,536,431.42	4,500,000.00	4,051,254.34	95,958.52	4,051,254.34	3,955,295.82	581,135.60	0.00	23,327.14	557,808.46	10.72%
44	883100495	10/20/25	4,011,905.23	6,690,000.00	4,306,093.97	70,099.48	4,306,093.97	4,235,994.49	0.00	0.00	0.00	0.00	0.00%
45	883100474	10/20/25	2,761,494.60	4,950,000.00	2,964,639.13	48,957.39	2,964,639.13	2,915,681.74	0.00	0.00	0.00	0.00	0.00%
46	883100476	10/20/25	2,753,348.07	5,275,000.00	2,958,259.45	49,668.21	2,958,259.45	2,908,591.24	0.00	0.00	0.00	0.00	0.00%
47	883100519	10/20/25	2,675,960.96	4,675,000.00	2,891,230.51	64,700.41	2,891,230.51	2,826,530.10	0.00	0.00	0.00	0.00	0.00%
48	883100498	10/20/25	2,305,318.73	5,450,000.00	2,478,064.28	44,028.60	2,478,064.28	2,434,035.68	0.00	0.00	0.00	0.00	0.00%
49	883100479	10/20/25	2,162,763.71	3,825,000.00	2,326,553.48	43,042.04	2,326,553.48	2,283,511.44	0.00	0.00	0.00	0.00	0.00%
51	883100501	10/20/25	1,335,944.23	2,525,000.00	1,448,311.87	37,775.46	1,448,311.87	1,410,536.41	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			24,319,886.98	44,750,000.00	26,143,446.68	466,825.05	26,143,446.68	25,676,621.63	0.00	0.00	0.00	0.00
Cumulative Totals			113,059,392.05	117,610,000.00	82,191,496.72	13,174,279.70	82,191,496.72	69,017,217.02	45,398,909.68	0.00	1,273,482.80	44,125,426.88

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/20/25	0.00	(210,698.64)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(216,272.63)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(215,453.13)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(207,553.33)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(213,205.12)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(205,520.52)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(211,512.80)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(203,914.18)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(203,091.64)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(202,297.11)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(201,505.78)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(207,380.91)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(199,906.12)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(205,764.70)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(204,950.38)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(198,274.98)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(204,055.84)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(196,700.82)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(202,435.75)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(161,925.67)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(161,285.59)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(165,999.48)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(160,015.89)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(157,573.87)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(151,893.90)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(156,322.08)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(155,689.68)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(150,109.65)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(154,485.64)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(148,916.80)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/23	0.00	(153,257.99)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(149,471.42)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(149,068.88)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(148,439.97)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(147,858.65)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(152,168.94)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(146,775.04)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(151,053.72)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(150,442.38)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(145,019.19)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(149,374.82)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(143,785.91)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(147,930.29)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(142,600.33)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(142,027.65)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(141,471.93)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(143,244.19)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(147,416.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(101,873.08)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(104,842.48)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(97,813.61)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(92,020.41)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(94,689.12)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(91,267.69)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(93,446.14)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(90,542.28)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(90,178.25)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(89,824.63)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(89,322.29)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(91,546.75)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	305180006	03/17/23	0.00	0.00	22,172,584.77	0.00	0.00	(438,944.94)	0.00	0.00	22,172,584.77
		06/17/21	0.00	0.00	22,611,529.71	0.00	0.00	3,290.02	0.00	0.00
		05/17/21	0.00	0.00	22,608,239.69	0.00	0.00	1,945.20	0.00	0.00
		10/19/20	0.00	0.00	22,606,294.49	0.00	0.00	22,606,294.49	0.00	0.00
9	305180009	02/17/23	0.00	0.00	9,715,564.27	0.00	0.00	(50,782.35)	0.00	0.00	9,715,564.27
		01/18/23	0.00	0.00	9,766,346.62	0.00	0.00	11,487.00	0.00	0.00
		06/17/22	0.00	0.00	9,754,859.62	0.00	0.00	8,864.25	0.00	0.00
		04/18/22	0.00	0.00	9,745,995.37	0.00	0.00	11,820.00	0.00	0.00
		03/17/22	0.00	0.00	9,734,175.37	0.00	0.00	3,272.50	0.00	0.00
		12/17/21	0.00	0.00	9,730,902.87	0.00	0.00	(593,773.77)	0.00	0.00
		11/18/21	0.00	0.00	10,324,676.64	0.00	0.00	1,085.00	0.00	0.00
		10/18/21	0.00	0.00	10,323,591.64	0.00	0.00	10,323,591.64	0.00	0.00
13	695100599	06/17/25	0.00	0.00	6,759,825.90	0.00	0.00	14,500.00	0.00	0.00	6,759,825.90
		08/16/24	0.00	0.00	6,745,325.90	0.00	0.00	(4,326.02)	0.00	0.00
		03/15/24	0.00	0.00	6,749,651.92	0.00	0.00	6,749,651.92	0.00	0.00
14	695100600	06/17/25	0.00	0.00	1,692,190.12	0.00	0.00	18,332.00	0.00	0.00	1,692,190.12
		07/17/24	0.00	0.00	1,673,858.12	0.00	0.00	(69,223.04)	0.00	0.00
		03/15/24	0.00	0.00	1,743,081.16	0.00	0.00	1,743,081.16	0.00	0.00
15	695100598	06/17/25	0.00	0.00	1,632,268.56	0.00	0.00	(4,450.00)	0.00	0.00	1,632,268.56
		09/17/24	0.00	0.00	1,636,718.56	0.00	0.00	(7,434.09)	0.00	0.00
		07/17/24	0.00	0.00	1,644,152.65	0.00	0.00	(112,417.65)	0.00	0.00
		01/18/24	0.00	0.00	1,756,570.30	0.00	0.00	(2,909.75)	0.00	0.00
		11/17/23	0.00	0.00	1,759,480.05	0.00	0.00	1,759,480.05	0.00	0.00
34	883100486	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	305180035	04/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	305180040	06/17/22	0.00	0.00	1,595,184.80	0.00	0.00	(40,490.02)	0.00	0.00	1,595,184.80
		08/17/21	0.00	0.00	1,635,674.82	0.00	0.00	1,635,674.82	0.00	0.00
43	695100592	10/17/22	0.00	0.00	557,808.46	0.00	0.00	(23,327.14)	0.00	0.00	557,808.46
		07/16/21	0.00	0.00	581,135.60	0.00	0.00	581,135.60	0.00	0.00
44	883100495	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
45	883100474	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	883100476	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	883100519	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	883100498	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	883100479	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	883100501	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(210,698.64)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(9,413,486.84)	44,125,426.88	0.00	0.00	44,125,426.88	0.00	0.00	44,125,426.88

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	20,833.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	15,625.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	(14,174.17)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	(9,007.45)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	(6,200.04)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	(6,181.76)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	(6,008.01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	(5,175.85)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	(4,855.78)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	(2,999.44)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(18,144.17)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(18,144.17)

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Supplemental Notes
None

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